Financial instruments - Sensitivity analysis (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
euro impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	$ 2,835	$ 1,294
Decrease in other comprehensive loss	(183,986)	(83,334)
U.S. dollar impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	3,604	1,416
Decrease in other comprehensive loss	(179,780)	(187,587)
British pound impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	622	1,227
Decrease in other comprehensive loss	(31,700)	(25,622)
Swedish krona impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	883	171
Decrease in other comprehensive loss	$ (8,577)	$ (8,287)